ANNUAL REPORT  SEPTEMBER 30, 2000

Cash Accumulation Trust/
Liquid Assets Fund

Fund Type Money market

Objective Current income to the extent consistent with preservation of capital and liquidity

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Liquid Assets Fund--one of two series of Cash
Accumulation Trust--seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries.
Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff.
There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

(GRAPH)
            www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts         As of 9/30/00

                                          7-Day         Net Asset        Weighted Avg.      Net Assets
                                        Current Yld.    Value (NAV)        Mat. (WAM)        (Millions)
Liquid Assets Fund                         6.53%          $1.00             57 Days             $489
iMoneyNet, Inc.(1st & 2nd Tier-
General Purpose-Retail) Average*           5.91%          $1.00             56 Days              N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. (1st & 2nd Tier-
General Purpose-Retail) category as of  September
26, 2000, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Average Money Market Fund
(GRAPH)
                                    1

(LOGO) November 15, 2000

Dear Shareholder,
Our 12-month reporting period that began on October
1, 1999 proved to be a particularly favorable environment for investors in money market funds. A trend toward higher short-term interest rates in the United States, among other factors, caused yields on money market securities to rise sharply.

This development helped some money market funds' seven-day current yields to climb above the rarely-crossed 6.00% threshold. Earning such an attractive yield on a relatively conservative investment provided a safe haven for some investors who were discouraged by the stock market's heightened volatility during the summer of 2000.

The Liquid Assets Fund--one of two series of Cash
Accumulation Trust--provided a better-than-average yield throughout its fiscal year and a stable $1 net asset value. On September 30, 2000, the Fund's seven-day current yield was 6.53% versus 5.91% for the average comparable money market fund tracked by iMoneyNet, Inc.

The following report takes a closer look at developments in the money markets during our fiscal year, and explains how the Fund was positioned accordingly. Thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust          Liquid Assets Fund

          Annual Report   September 30, 2000

INVESTMENT ADVISER'S REPORT

Money market yields rose during much of our fiscal year that began on October 1, 1999, as the Federal
Reserve (the Fed) increased short-term interest rates four times. Concern that a rapidly expanding
U.S. economy could boost inflation prompted the central bank to act repeatedly. By lifting short-term rates, the Fed made many loans more expensive for businesses and consumers. It hoped that higher borrowing costs would slow the economy's feverish pace.

Repeated changes in U.S. monetary policy were just one of the developments that affected the money markets during our fiscal year. Corporate treasurers, among others, wanted to avoid any difficulties that might occur in the financial markets if computers malfunctioned or shut down while switching their internal dates from December
31, 1999 to January 1, 2000. Therefore, some banks and corporations hurried to finish their year-end borrowing early by issuing securities whose interest rates adjusted periodically based on London Interbank Offered Rates, or LIBOR. (LIBOR is a widely quoted money market benchmark.)

These adjustable-rate securities provided generous
"yield spreads" in order to attract investors. We began to take advantage of this investment opportunity in the summer of 1999 by purchasing these securities. By late 1999, adjustable-rate securities had risen to approximately 37% of the Fund's total investments, up from a normal exposure of roughly 20%. After the change of year proceeded smoothly, "yield spreads" on adjustable-rate securities began to decline toward historical norms. This trend enhanced the Fund's relative performance.

Short-term rate hikes fueled investment opportunities
In January 2000, investors awaited further moves by
the Fed. (The central bank had already raised
short-term rates once during our fiscal year.) The
Fed was expected to maintain its stance of
tightening monetary policy as the
                                              3

Cash Accumulation Trust   Liquid Assets Fund

     Annual Report   September 30, 2000

economy continued to race ahead early in 2000.
During this time, we bought shorter-term money market securities. Proceeds from these securities were reinvested in higher-yielding securities that became available after the Fed hiked short-term rates in February and March 2000.

In early spring of 2000, many participants in the financial markets were of the firm belief that the Fed would tighten monetary policy more aggressively when it met in mid-May. While the previous three rate hikes had been a quarter of a percentage point, the next was expected to be half of a percentage point.

Fed toughened stance against inflation
We began to prepare the Fund for this unusually large change in monetary policy by investing in securities that would mature near the date of the Fed's next scheduled meeting--May 16, 2000. These purchases allowed the Fund's weighted average maturity
(WAM) to decline until it was shorter than that of the average comparable fund as measured by iMoneyNet.
(WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates.) Positioning the Fund in this way would give us better access to cash to buy any higher-yielding money market securities that were available around the time that the Fed was expected to increase short-term rates.

The widely expected half-point rate hike occurred in mid-May, marking the Fed's largest increase in more than five years. Money market yields had climbed sharply by this time. Therefore, we locked in attractive yields on securities maturing in one year, which lengthened the Fund's WAM.

           www.prudential.com  (800) 225-1852

Money market securities sought amid market turmoil
Heightened stock-market volatility during the summer and evidence that further rate hikes were unnecessary sent many investors fleeing to one-year money market securities, driving their prices higher and yields lower. This development caused yields on one-year securities to decline until they were in line with yields on six-month securities.
Therefore, we lengthened the Fund's WAM by purchasing five- and six-month securities that offered good relative value compared with one-year securities.

Looking Ahead: Short-term rate cut eyed in 2001
The economy appears to be headed for a "soft landing." The economic expansion lost considerable steam in the third quarter of 2000 as government spending declined, business investment fell, and the construction of new homes slowed. In addition, inflationary pressures were relatively tame during that period. Should this economic scenario persist, there is greater likelihood that the Fed may cut short-term interest rates in 2001.

Cash Accumulation Trust/Liquid Assets Fund Management Team

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of September 30, 2000

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  7.4%
              American Express Centurion Bank
$     7,000   6.58%, 10/30/00(b)                                    $     6,998,613
              Bank of America NA
      6,000   6.82%, 2/5/01                                               6,000,000
              Bank One Corp. NA
     10,000   6.70%, 9/6/01(b)                                           10,001,669
              Comerica Bank
      3,000   6.62%, 10/6/00(b)                                           3,000,129
              National City Bank
     10,000   6.55%, 1/31/01                                              9,998,412
                                                                    ---------------
                                                                         35,998,823
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  1.4%
              First Union National Bank
      3,000   7.09%, 12/22/00                                             3,000,000
              Southtrust Bank NA
      4,000   6.70%, 3/6/01                                               3,999,979
                                                                    ---------------
                                                                          6,999,979
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  12.7%
              Bank of Scotland
      5,000   7.13%, 6/29/01                                              4,998,246
              Bayerische Landesbank Girozentrale
      2,000   6.74%, 2/16/01                                              1,999,907
              Canadian Imperial Bank of Commerce
      5,000   6.69%, 11/27/00                                             5,000,000
      5,000   7.30%, 5/14/01                                              5,000,000
              Citibank NA
      6,000   6.72%, 11/20/00                                             6,000,082
              Deutsche Bank AG
      5,000   6.08%, 11/24/00                                             4,999,471
      5,000   6.75%, 2/22/01                                              4,999,065
              National Bank of Canada
      1,000   6.96%, 10/23/00                                             1,000,117
      1,000   6.95%, 10/24/00                                             1,000,115
              Svenska Handelsbanken
     17,712   6.84%, 1/31/01                                             17,712,720

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Toronto Dominion Bank
$     3,400   6.69%, 2/7/01                                         $     3,398,966
              UBS AG
      2,000   6.38%, 12/20/00                                             1,999,791
              Westpac Banking Corp.
      4,000   6.22%, 11/30/00                                             3,999,499
                                                                    ---------------
                                                                         62,107,979
-------------------------------------------------------------------------------------
Commercial Paper  52.8%
              Alliance & Leicester PLC
      3,338   6.54%, 10/10/00                                             3,332,542
              AON Corp.
      3,000   6.57%, 11/2/00                                              2,982,480
      2,000   6.57%, 11/10/00                                             1,985,400
              Banc One Financial Corp.
      5,820   6.79%, 11/27/00                                             5,757,430
      3,000   6.51%, 2/15/01                                              2,925,677
              BankAmerica Corp.
      5,000   6.48%, 2/23/01                                              4,869,500
     10,000   6.51%, 2/27/01                                              9,730,558
              Barclays Bank
      3,784   6.55%, 10/25/00                                             3,767,477
              Barton Capital Corp.
     15,423   6.52%, 10/13/00                                            15,389,481
      6,000   6.52%, 11/9/00                                              5,957,620
              Baus Funding LLC
      4,000   6.50%, 10/12/00                                             3,992,056
              BBL North America Funding Corp.
      4,792   6.52%, 10/18/00                                             4,777,257
              BCI Funding Corp.
      5,000   6.50%, 2/12/01                                              4,879,028
              BHF Finance, Inc.
      2,001   6.60%, 10/20/00                                             1,994,030
              Black Forest Funding Corp.
      5,000   6.55%, 10/10/00                                             4,991,812
              Blue Ridge Asset Funding Corp.
      2,750   6.52%, 11/8/00                                              2,731,074

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Bradford & Bingley Building Society
$     2,000   6.58%, 10/5/00                                        $     1,998,538
              Brahms Funding Corp.
      6,000   6.61%, 10/26/00                                             5,972,479
      2,000   6.60%, 11/9/00                                              1,985,700
              British Telecommunications PLC
      2,000   6.54%, 12/12/00                                             1,973,840
              Corporate Asset Funding Co.
        846   6.54%, 10/25/00                                               842,311
              Daimler-Chrysler NA Holding Corp.
      1,800   6.52%, 11/15/00                                             1,785,330
              Delaware Funding Corp.
      6,917   6.70%, 10/4/00                                              6,913,138
              Den Norske Bank
      3,000   6.51%, 2/12/01                                              2,927,305
              Dexia CLF Finance Co.
      2,909   6.53%, 10/23/00                                             2,897,391
              Dover Corp.
      5,000   6.70%, 11/28/00(b)                                          5,000,000
              Equitable Resources, Inc.
      5,000   6.55%, 10/18/00                                             4,984,535
              Ford Motor Credit Co.
      2,500   6.58%, 10/11/00                                             2,495,431
      2,400   6.55%, 10/18/00                                             2,392,577
              Forrestal Funding Master Trust
      1,000   6.57%, 11/14/00                                               991,970
              Fortune Brands, Inc.
      1,152   6.57%, 11/13/00                                             1,142,960
              GE Capital International Funding
      5,000   6.58%, 11/30/00                                             4,945,167
      5,000   6.52%, 2/12/01                                              4,878,656
              General Electric Capital Corp.
      2,000   6.58%, 2/13/01                                              1,950,650
      7,000   6.75%, 2/27/01                                              6,804,437
              Hartford Financial Services
      3,000   6.54%, 11/9/00                                              2,978,745

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              ING America Insurance Holdings, Inc.
$     1,000   6.55%, 10/12/00                                       $       997,999
              Nordbanken North America, Inc.
      6,000   6.52%, 2/15/01                                              5,851,127
              Old Line Funding Corp.
     10,089   6.53%, 10/11/00                                            10,070,700
              Paccar Financial Corp.
      5,000   6.55%, 10/18/00                                             4,984,535
      4,800   6.60%, 10/18/00                                             4,785,040
              PNC Funding Corp.
      4,000   6.56%, 12/7/00                                              3,951,164
      1,000   6.55%, 12/21/00                                               985,263
      1,000   6.56%, 12/15/00                                               986,516
              Preferred Receivables Funding Corp.
      2,000   6.54%, 11/1/00                                              1,988,737
              Salomon Smith Barney Holdings, Inc.
      7,000   6.50%, 10/20/00                                             6,975,986
              San Paolo U.S. Finance Co.
      8,102   6.54%, 10/11/00                                             8,087,281
              Santander Central Hispano Finance
      5,000   6.51%, 2/12/01                                              4,878,842
      2,000   6.48%, 2/27/01                                              1,946,401
              Southern Co.
      1,000   6.60%, 10/16/00                                               997,250
      3,845   6.60%, 10/30/00                                             3,824,557
              Svenska Handelsbanken, Inc.
      1,321   6.52%, 12/1/00                                              1,306,406
              Swedbank, Inc.
      3,000   6.58%, 11/6/00                                              2,980,260
      2,000   6.58%, 11/20/00                                             1,981,722
              Sweetwater Capital Corp.
      1,718   6.60%, 10/6/00                                              1,716,425
        662   6.56%, 10/20/00                                               659,708
      1,323   6.56%, 10/23/00                                             1,317,696
      5,091   6.56%, 10/25/00                                             5,068,735
      2,098   6.56%, 10/27/00                                             2,088,060

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              Thunder Bay Funding, Inc.
$     3,872   6.50%, 11/13/00                                       $     3,841,938
              Unilever Capital Corp.
     11,000   6.68%, 12/7/00(b)                                          11,000,000
              Variable Funding Capital Corp.
      1,209   6.51%, 10/20/00                                             1,204,846
              Verizon Global Funding Corp.
      3,000   6.48%, 12/4/00                                              2,965,440
              Woolwich PLC
     10,000   6.57%, 10/10/00                                             9,983,575
      3,000   6.54%, 10/26/00                                             2,986,375
      2,000   6.57%, 11/21/00                                             1,981,385
                                                                    ---------------
                                                                        258,318,551
-------------------------------------------------------------------------------------
Loan Participations  2.5%
              Axa Financial, Inc.
      9,000   6.70%, 10/23/00(c)                                          9,000,000
              Southern California Edison Co.
      2,000   6.67%, 10/31/00(c)                                          2,000,000
      1,000   6.67%, 10/31/00(c)                                          1,000,000
                                                                    ---------------
                                                                         12,000,000
-------------------------------------------------------------------------------------
U.S. Treasury Obligations--Non-Discount  2.0%
              Federal Home Loan Bank, M.T.N.
     10,000   6.53%, 10/19/00(b)                                          9,997,315
-------------------------------------------------------------------------------------
Other Corporate Obligations  18.1%
              Bank One Corp., M.T.N.
      1,400   6.88%, 12/18/00(b)                                          1,402,616
              Centex Home Mortgage LLC
      1,000   6.76%, 10/20/00(b)(c)                                       1,000,000
              CIT Group, Inc., M.T.N.
      5,000   6.68%, 10/16/00(b)                                          4,994,539
              Ford Motor Credit Co.
      9,000   6.77%, 10/2/00, M.T.N.(b)                                   8,999,976
      1,000   6.25%, 11/8/00                                                999,224

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
              General Electric Capital Corp.
$     3,000   6.67%, 10/20/00(b)(c)                                 $     3,000,000
              Goldman, Sachs & Co., M.T.N.
     17,000   6.81%, 12/15/00(b)                                         17,000,000
              J.P. Morgan & Co., Inc., M.T.N.
      4,000   6.61%, 10/16/00(b)                                          4,000,000
              Morgan Stanley Dean Witter & Co., M.T.N.
      9,000   6.65%, 10/16/00(b)                                          9,000,000
              Restructured Asset Certificates
      6,000   6.64%, 10/13/00(b)                                          6,000,000
              Security Life Of Denver
      9,000   6.80%, 10/12/00(b)(c)                                       9,000,000
              Short Term Repack Asset Trust
      4,000   6.65%, 10/18/00(b)(c)                                       4,000,000
              Strategic Money Market Trust
      8,000   6.64%, 10/13/00(b)                                          8,000,000
              Travelers Insurance Co.
      3,000   6.79%, 10/6/00(b)(c)                                        3,000,000
              Wells Fargo & Co., M.T.N.
      2,000   6.60%, 12/19/00(b)                                          1,999,151
              Westpac Banking Corp.
      6,000   6.67%, 10/4/00(b)                                           5,999,963
                                                                    ---------------
                                                                         88,395,469
-----------------------------------------------------------------------------------
              Total Investments  96.9%
               (amortized cost $473,818,116(a))                         473,818,116
              Other assets in excess of liabilities  3.1%                14,988,492
                                                                    ---------------
              Net Assets  100%                                      $   488,806,608
                                                                    ---------------
                                                                    ---------------

------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instruments. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or on the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $32,000,000. The aggregatge value of $32,000,000 is approximately 6.5% of net assets.
M.T.N.--Medium Term Note.
    See Notes to Financial Statements                                     11

       Cash Accumulation Trust         Liquid Assets Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2000 was as follows:

Commercial Banks.........................................................    44.5%
Asset Backed Securities..................................................    14.5
Security Brokers & Dealers...............................................     8.7
Bank Holding Companies...................................................     6.4
Personal Credit Institutions.............................................     4.9
Motor Vehicles...........................................................     3.6
Life Insurance...........................................................     3.2
Food Products............................................................     2.3
Federal Credit Agencies..................................................     2.1
Electric Services........................................................     1.6
Construction Machinery and Equipment.....................................     1.1
Natural Gas Transportation...............................................     1.0
Accidental & Health Insurance............................................     1.0
Telephone & Communications...............................................     1.0
Insurance Agencies.......................................................     0.8
Cigarettes...............................................................     0.2
                                                                            -----
                                                                             96.9%
Other assets in excess of liabilities....................................     3.1
                                                                            -----
                                                                            100.0%
                                                                            -----
                                                                            -----

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Statement of Assets and Liabilities

                                                                September 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $473,818,116
Receivable for Fund shares sold                                      33,839,417
Interest receivable                                                   3,074,710
Due from manager                                                          6,668
Prepaid expenses and other assets                                         2,571
                                                                ------------------
      Total assets                                                  510,741,482
                                                                ------------------
LIABILITIES
Payable for Fund shares reacquired                                   20,260,229
Payable for investments purchased                                       986,516
Dividends payable                                                       495,809
Accrued expenses                                                        192,320
                                                                ------------------
      Total liabilities                                              21,934,874
                                                                ------------------
NET ASSETS                                                         $488,806,608
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value             $      4,888
   Paid-in capital in excess of par                                 488,801,720
                                                                ------------------
Net assets, September 30, 2000                                     $488,806,608
                                                                ------------------
                                                                ------------------
Net asset value, offering and redemption price per share
   ($488,806,608 / 488,806,608 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust         Liquid Assets Fund
             Statement of Operations

                                                                     Year
                                                                     Ended
                                                              September 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $26,136,915
                                                             ---------------------
Expenses
   Management fee                                                     285,000
   Transfer agent's fees and expenses                                 328,000
   Registration fees                                                  177,000
   Custodian's fees and expenses                                       83,000
   Reports to shareholders                                             60,000
   Audit fee                                                           27,000
   Legal fees and expenses                                             25,000
   Trustees' fees and expenses                                         14,000
   Miscellaneous                                                        2,765
                                                             ---------------------
      Total expenses                                                1,001,765
                                                             ---------------------
Net investment income                                              25,135,150
                                                             ---------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            4,468
                                                             ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $25,139,618
                                                             ---------------------
                                                             ---------------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2000                  1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $     25,135,150      $     19,068,883
   Net realized gain on investment
      transactions                                      4,468                10,652
                                            ------------------    ------------------
   Net increase in net assets resulting
      from operations                              25,139,618            19,079,535
                                            ------------------    ------------------
Dividends and distributions (Note 1)              (25,139,618)          (19,079,535)
                                            ------------------    ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                5,226,968,463         4,047,261,454
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                24,658,865            18,772,289
   Cost of shares reacquired                   (5,157,432,481)       (4,113,366,470)
                                            ------------------    ------------------
   Net increase (decrease) in net assets
      from Fund share transactions                 94,194,847           (47,332,727)
                                            ------------------    ------------------
   Total increase (decrease)                       94,194,847           (47,332,727)
NET ASSETS
Beginning of year                                 394,611,761           441,944,488
                                            ------------------    ------------------
End of year                                  $    488,806,608      $    394,611,761
                                            ------------------    ------------------
                                            ------------------    ------------------

    See Notes to Financial Statements                                     15

       Cash Accumulation Trust         Liquid Assets Fund
             Notes to Financial Statements (Unaudited)

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series - the National Money Market Fund and the Liquid Assets Fund (the 'Fund'). The Fund commenced investment operations on December 22, 1997, when $295,683,132 was transferred from the National Money Market Fund to the Fund. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each fund in the
Trust is treated as a separate tax paying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains or losses.
    16

       Cash Accumulation Trust         Liquid Assets Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.

      Under the management agreement, PIFM is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the year ended September 30, 2000, the management costs were
 .07% of the Fund's average daily net assets.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). No distribution or service fees are paid to PIMS as distributor of the Fund.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended September 30, 2000, the Fund incurred fees of approximately $313,700 for the services of PMFS. As of September 30, 2000, $29,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Cash Accumulation Trust         Liquid Assets Fund
             Financial Highlights

                                                                          December 22,
                                       Year Ended September 30,          1997(a) through
                                   --------------------------------       September 30,
                                       2000               1999                1998
----------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                               $    1.00          $    1.00           $    1.00
                                   -------------      -------------      ---------------
Net investment income and net
   realized gains                          .06                .05                 .04
Dividends and distributions to
   shareholders                          (.06)              (.05)               (.04)
                                   -------------      -------------      ---------------
Net asset value, end of period       $    1.00          $    1.00           $    1.00
                                   -------------      -------------      ---------------
                                   -------------      -------------      ---------------
TOTAL RETURN:(b)                          6.15%              5.05%               4.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000)                             $ 488,807          $ 394,612           $ 441,944
Average net assets (000)             $ 417,161          $ 386,144           $ 374,141
Ratios to average net assets:
   Expenses                                .24%               .27%                .21%(c)
   Net investment income                  6.03%              4.94%               5.53%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(c) Annualized.
    18                                     See Notes to Financial Statements

       Cash Accumulation Trust         Liquid Assets Fund

             Report of Independent Accountants

To the Shareholders and Board of Trustees of Cash Accumulation Trust-- Liquid Assets Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--Liquid Assets Fund (the 'Fund', one of the portfolios constituting Cash Accumulation Trust) at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 22, 2000
                                                                          19

       Cash Accumulation Trust         Liquid Assets Fund

             Important Notice for Certain Shareholders

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 2% of the dividends paid by the Cash Accumulation Trust Liquid Assets Fund qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.
    20

Cash Accumulation Trust       Liquid Assets Fund

    Annual Report    September 30, 2000

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's web site at:
http://www.prudential.com

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Cusip Number  147541502

MF175E

(LOGO) Printed on Recycled Paper

ANNUAL REPORT  SEPTEMBER 30, 2000

Cash Accumulation Trust/
National Money Market Fund

Fund Type Money market

Objective Current income to the extent consistent with preservation of capital and liquidity

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The National Money Market Fund--one of two series of
Cash Accumulation Trust--seeks current income to the extent consistent with preservation of capital and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. We purchase securities rated in one of the two highest rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

(GRAPH)
          www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts         As of 9/30/00

                                        7-Day        Net Asset      Weighted Avg.    Net Assets
                                     Current Yld.   Value (NAV)      Mat. (WAM)      (Millions)
National Money Market Fund              6.10%          $1.00          64 Days           $382
iMoneyNet, Inc. (1st & 2nd Tier-
General Purpose-Retail) Average*        5.91%          $1.00          56 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. (1st & 2nd Tier--
General Purpose-Retail) category as of September
26, 2000, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Average Money Market Fund

(GRAPH)
                                      1

(LOGO)              November 15, 2000

Dear Shareholder,
Our 12-month reporting period that began on October
1, 1999, proved to be a particularly favorable environment for investors in money market funds. A trend toward higher short-term interest rates in the United States, among other factors, caused yields on money market securities to rise sharply.

This development helped the seven-day current yield of some money market funds to climb above the rarely-crossed 6.00% threshold. Earning such an attractive yield on a relatively conservative investment provided a safe haven for some investors who were discouraged by the stock market's heightened volatility during the summer of 2000.

The National Money Market Fund--one of two series of
Cash Accumulation Trust--provided a competitive yield and a stable $1 net asset value. On September
30, 2000, the Fund's seven-day current yield was 6.10% versus 5.91% for the average comparable money market fund tracked by iMoneyNet, Inc.

The following report takes a closer look at developments in the money markets during our fiscal year, and explains how the Fund was positioned accordingly. Thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust     National Money Market Fund

    Annual Report   September 30, 2000

INVESTMENT ADVISER'S REPORT

Money market yields rose during much of our fiscal year that began on October 1, 1999, as the Federal
Reserve (the Fed) increased short-term interest rates four times. Concern that a rapidly expanding
U.S. economy could boost inflation prompted the central bank to act repeatedly. By lifting short-term rates, the Fed made many loans more expensive for businesses and consumers. It hoped that higher borrowing costs would slow the economy's feverish pace.

The first short-term rate hike during our 12-month review period occurred in mid-November 1999.
Afterward, money market yields continued to climb throughout the remainder of 1999. This trend enabled us in December 1999 to buy attractively priced securities that matured in February and March 2000. These purchases enhanced the Fund's yield and allowed us to avoid investing during the lower interest rate environment that typically occurs in early January.

Short-term rate hikes fueled investment opportunities
We adopted a barbell strategy early in 2000 by purchasing very short-term money market instruments and securities maturing in one year. Yields on one-year securities were substantially higher than yields on securities maturing in three months or less. This large differential reflected the fact that many investors expected yields on one-year securities to be much higher later in the year as the Fed continued to boost rates.

The barbell approach allowed us much flexibility.
We locked in yields on one-year securities. We were also able to reinvest money from very short-term securities in the higher-yielding money market instruments that became available after the Fed hiked short-term rates in February and March 2000.

Fed toughened stance against inflation
In early spring of 2000, many participants in the financial markets were of the firm belief that the Fed would tighten monetary policy more

Cash Accumulation Trust   National Money Market Fund

    Annual Report  September 30, 2000

aggressively when it met in mid-May. While the previous three rate hikes had been a quarter of a percentage point, the next was expected to be half of a percentage point.

We began to prepare the Fund for this unusually large change in monetary policy by investing in securities that would mature near the date of the Fed's next scheduled meeting--May 16, 2000. These purchases allowed the Fund's weighted average maturity (WAM) to decline until it was shorter than that of the average comparable fund as measured by iMoneyNet.
(WAM is a measurement tool that determines a portfolio's sensitivity to changes in the level of interest rates.) Positioning the Fund in this way would give us better access to cash to buy any higher-yielding money market securities that were available around the time that the Fed was expected to increase short-term rates.

The widely expected half-point rate hike occurred in mid-May, marking the Fed's largest increase in more than five years. Money market yields had climbed sharply by this time. Therefore, we locked in attractive yields on securities maturing in one year, which lengthened the Fund's WAM. The statement announcing the mid-May rate hike hinted that the Fed would probably continue to tighten monetary policy. With this in mind, we tempered our purchases of one-year securities, expecting to buy them at even higher yields if the Fed resumed increasing short-term rates.

In hindsight, we should have bought one-year securities more aggressively in May. Some of the data released in early June suggested that economic growth was beginning to slow. Because this development fueled hope that the Fed would leave short-term rates unchanged for the remainder of 2000, money market yields declined.

Money market securities sought amid market turmoil
We still believed there was a reasonable chance that the Fed would move again when it met in August. This view led us in early June to buy securities maturing in two to three months. As the summer continued, however, it
               www.prudential.com  (800) 225-1852

became increasingly clear that the central bank would leave rates unchanged. We therefore purchased securities in early August that would mature just in time to buy any bargains available at the end of the third quarter.

Meanwhile, we also began to lengthen the Fund's WAM by purchasing six-month securities that offered good relative value compared with one-year securities. Heightened volatility in the stock market during the summer sent many investors fleeing to the comparative safety of one-year money market securities, thus driving their prices higher and yields lower. This development caused yields on one-year securities to decline until they were in line with yields on six-month securities.

Looking Ahead: Short-term rate cut eyed in 2001
The economy appears to be headed for a "soft landing." The economic expansion lost considerable steam in the third quarter of 2000 as government spending declined, business investment fell, and the construction of new homes slowed. In addition, inflationary pressures were relatively tame during that period. Should this economic scenario persist, there is greater likelihood that the Fed's next move may be to cut short-term interest rates in 2001.

Cash Accumulation Trust/National Money Market Fund Management Team

Cash Accumulation Trust/National Money Market Fund Management Team

Financial
       Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2000

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  7.8%
              Bank of America N.A.
$     6,700   6.82%, 2/5/01                                          $    6,700,000
              First Union National Bank
      2,500   6.74%, 2/15/01                                              2,498,022
              Lasalle National Bank of Chicago
     13,139   6.71%, 2/1/01                                              13,136,931
              National City Bank of Cleveland
      7,400   6.55%, 1/31/01                                              7,398,825
                                                                     --------------
                                                                         29,733,778
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  0.5%
              Svenska Handelsbank AB
      2,000   6.76%, 2/20/01                                              2,000,076
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  7.8%
              Bank of Nova Scotia
      2,500   6.65%, 2/1/01                                               2,499,600
              Bayerische Hypo Und Vereinsbank
      1,000   6.72%, 2/14/01                                                999,881
              Commerzbank AG
        500   6.77%, 2/28/01                                                499,535
              UBS AG
      8,000   7.00%, 7/18/01                                              7,998,797
              Westpac Banking Corp.
      9,200   6.54%, 1/18/01                                              9,198,695
      8,600   6.52%, 1/29/01                                              8,598,657
                                                                     --------------
                                                                         29,795,165
-------------------------------------------------------------------------------------
Commercial Paper  44.9%
              Anz Delaware, Inc.
      2,900   6.55%, 11/3/00                                              2,882,588
              Aon Corp.
      8,771   6.57%, 10/13/00                                             8,751,791
              Axa Financial
      7,000   6.70%, 10/23/00                                             7,000,000

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              B-One Australia Ltd.
$     2,000   6.52%, 11/15/00                                        $    1,983,700
              Banc One Corp
      1,000   6.52%, 12/13/00                                               986,779
              BankAmerica Corp.
      5,000   6.48%, 2/23/01                                              4,869,500
              Barton Capital Corp.
      3,144   6.65%, 10/12/00                                             3,137,612
              Bear, Stearns & Co. Inc.
      3,000   6.51%, 10/25/00                                             2,986,980
              Black Forest Funding Corp.
      2,000   6.54%, 10/10/00                                             1,996,730
      3,000   6.55%, 10/10/00                                             2,995,087
              Brahms Funding Corp.
      5,000   6.605%, 10/26/00                                            4,977,066
      1,000   6.60%, 11/9/00                                                992,850
              British Telecommunications PLC
      1,429   6.60%, 10/17/00                                             1,424,808
      1,284   6.60%, 10/19/00                                             1,279,763
        505   6.55%, 11/16/00                                               500,774
      1,992   6.55%, 11/20/00                                             1,973,878
      2,000   6.54%, 12/12/00                                             1,973,840
              Campbell Soup Company
        500   6.53%, 10/30/00                                               497,370
              Cargill Global Funding
      1,400   6.65%, 10/20/00                                             1,395,086
              Cooper Industries, Inc.
      1,363   6.80%, 10/2/00                                              1,362,742
              Cregem North America Inc.
      5,470   6.55%, 1/12/01                                              5,367,491
              DaimlerChrysler North America Holding Corp.
      1,000   6.51%, 11/22/00                                               990,597
      3,700   6.50%, 12/7/00                                              3,655,240
              Delaware Funding Corp.
      3,300   6.59%, 10/24/00                                             3,286,106
              Dow Chemical & Company, Inc.
      1,000   6.85%, 10/4/00                                                999,429

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Edison Asset Securitization, LLC
$     1,305   6.55%, 1/31/01                                         $    1,276,033
              Falcon Asset Securitization Corp.
      1,000   6.80%, 10/2/00                                                999,811
      3,000   6.55%, 10/16/00                                             2,991,812
      3,856   6.55%, 10/24/00                                             3,839,864
              First Data Corp.
      8,000   6.48%, 12/27/00                                             7,874,720
              Forrestal Funding Master Trust
        500   6.57%, 11/3/00                                                496,989
      1,200   6.52%, 11/29/00                                             1,187,177
      1,000   6.56%, 1/31/01                                                977,769
      1,830   6.59%, 2/9/01                                               1,786,116
      2,643   6.51%, 2/16/01                                              2,577,044
              Fortune Brands, Inc.
        313   6.57%, 10/10/00                                               312,486
      1,000   6.55%, 10/13/00                                               997,817
              GE Capital International Funding
      6,000   6.52%, 2/12/01                                              5,854,387
              General Electric Capital Corp.
        600   6.57%, 10/11/00                                               598,905
      1,100   6.50%, 11/29/00                                             1,088,282
      1,700   6.50%, 12/6/00                                              1,679,742
      1,000   6.51%, 12/7/00                                                987,884
      1,700   6.52%, 1/26/01                                              1,663,977
      3,096   6.58%, 2/13/01                                              3,019,606
              General Motors Acceptance Corp.
      5,500   6.50%, 11/27/00                                             5,443,396
     10,000   6.52%, 2/5/01                                               9,769,989
              Halifax PLC
      2,500   6.65%, 10/11/00                                             2,495,382
              Halliburton Co.
        893   6.75%, 10/2/00                                                892,833
              Hartford Financial Services Group, Inc.
      2,000   6.54%, 11/9/00                                              1,985,830

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              International Business Machines Corp.
$     2,400   6.50%, 11/1/00                                         $    2,386,567
              PNC Funding Corp.
      5,552   6.56%, 10/26/00                                             5,526,707
              Preferred Receivables Funding Corp.
      1,525   6.54%, 11/1/00                                              1,516,412
              Sweetwater Capital Corp.
        939   6.53%, 10/27/00                                               934,572
      1,965   6.52%, 10/31/00                                             1,954,323
      5,279   6.55%, 11/28/00                                             5,223,292
      2,420   6.51%, 12/27/00                                             2,381,927
      1,262   6.52%, 12/27/00                                             1,242,115
              Swedbank
      8,000   6.54%, 10/12/00                                             7,984,013
      3,300   6.60%, 10/12/00                                             3,293,345
              Verizon Global Funding Corp.
      2,400   6.55%, 10/4/00                                              2,398,690
      1,600   6.51%, 11/1/00                                              1,591,031
      2,734   6.49%, 11/30/00                                             2,704,427
              Wood Street Funding Corp.
      3,211   6.54%, 10/2/00                                              3,210,417
                                                                     --------------
                                                                        171,413,496
-------------------------------------------------------------------------------------
Loan Participation  0.8%
              Southern California Edison Co.
      3,000   6.67%, 10/31/00                                             3,000,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  34.7%
              American Express Centurion Bank
      2,000   6.59063%, 10/23/00(a)                                       1,999,565
              Bank One Corp.
      3,100   6.72%, 10/6/00(a)                                           3,100,013
     11,200   6.75%, 11/17/00(a)                                         11,200,388
              Chrysler Financial Co., LLC, M.T.N.
      2,000   6.13%, 12/11/00                                             1,999,763
              CIT Group Inc.
      5,000   6.6225%, 12/6/00(a)                                         4,998,346
      2,000   6.67625%, 10/16/00(a)                                       1,997,816

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Comerica Bank N.A.
$     2,000   6.57%, 10/10/00(a)                                     $    1,999,591
      3,000   6.62%, 10/6/00(a)                                           3,000,129
      8,200   6.5825%, 10/19/00(a)                                        8,198,281
              Dover Corp.
      8,000   6.70%, 11/28/00(a)                                          8,000,000
              First Union National Bank
     12,400   6.89%, 11/13/00(a)                                         12,402,018
              Ford Motor Credit Co.
      3,800   6.77%, 10/2/00(a)                                           3,799,990
              Ford Motor Credit Co., M.T.N.
      4,400   5.99%, 2/27/01                                              4,387,238
              General Electric Capital Corp., M.T.N.
      3,000   5.92%, 4/3/01                                               2,987,536
              Goldman, Sachs & Co.
     17,000   6.81%, 12/15/00(a)                                         17,000,000
              Morgan (J.P.) & Company, Inc.
     19,300   6.6125%, 10/16/00(a)                                       19,300,000
              Morgan Stanley Dean Witter & Co.
      8,000   6.64625%, 10/16/00(a)                                       8,000,000
              Restructured Asset Securities Enhanced Return
               00-15MM-ABS
      5,000   6.64%, 10/13/00(a)                                          5,000,000
              Short-Term Repackaged Asset Trust 1998-E-ABS
      3,000   6.6525%, 10/18/00(a)                                        3,000,000
              Unilever Capital Corp.
     10,000   6.68313%, 12/6/00(a)                                       10,000,000
                                                                     --------------
                                                                        132,370,674

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2000 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Backed Securities  2.6%
              Federal Home Loan Banks
$    10,000   6.528%, 10/4/00(a)                                     $    9,997,315
              Total Investments  99.1%
               (amortized cost $378,310,504(b))                         378,310,504
              Other assets in excess of liabilities  0.9%                 3,525,821
                                                                     --------------
              Net Assets  100%                                       $  381,836,325
                                                                     --------------
                                                                     --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
M.T.N.--Medium Term Note.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2000 was as follows:

Financial Services                                                        45.4%
Commercial Banks                                                          29.0
Insurance                                                                  4.6
Asset-Backed Securities                                                    3.7
Telecommunications                                                         3.6
Consumer Products                                                          3.1
U.S. Government Agency Mortgage Backed Securities                          2.6
Oil & Gas Equipment & Services                                             2.3
Business Services                                                          2.1
Electronic Components                                                      1.0
Utilities                                                                  0.8
Computers                                                                  0.6
Chemicals                                                                  0.3
                                                                         -----
                                                                          99.1
Other assets in excess of liabilities                                      0.9
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Assets and Liabilities

                                                                September 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $378,310,504
Cash                                                                        668
Receivable for Fund shares sold                                      16,443,689
Interest receivable                                                   2,519,031
Prepaid expenses                                                         79,965
                                                                ------------------
      Total assets                                                  397,353,857
                                                                ------------------
LIABILITIES
Payable for Fund shares repurchased                                  12,140,363
Payable for investments purchased                                     2,604,739
Dividends payable                                                       370,089
Accrued expenses                                                        272,072
Management fee payable                                                  114,561
Distribution fee payable                                                 15,708
                                                                ------------------
      Total liabilities                                              15,517,532
                                                                ------------------
NET ASSETS                                                         $381,836,325
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value             $      3,818
   Paid-in capital in excess of par                                 381,832,507
                                                                ------------------
Net assets, September 30, 2000                                     $381,836,325
                                                                ------------------
                                                                ------------------
Net asset value, offering price and redemption price per
   share ($381,836,325 / 381,836,325 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust       National Money Market Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 24,453,610
                                                                ------------------
Expenses
   Management fee                                                     1,532,983
   Distribution fee                                                     393,073
   Transfer agent's fees and expenses                                   258,000
   Registration fees                                                    257,000
   Custodian's fees & expenses                                           77,000
   Reports to shareholders                                               65,000
   Audit fees                                                            27,000
   Legal fees and expenses                                               25,000
   Trustees' fees                                                        13,000
   Miscellaneous                                                          9,451
                                                                ------------------
      Total expenses                                                  2,657,507
                                                                ------------------
Net investment income                                                21,796,103
                                                                ------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              2,730
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 21,798,833
                                                                ------------------
                                                                ------------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                             --------------------------------------
                                                     2000                1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $     21,796,103     $    18,795,764
   Net realized gain on investment
      transactions                                        2,730              21,374
                                             --------------------   ---------------
   Net increase in net assets resulting
      from operations                                21,798,833          18,817,138
                                             --------------------   ---------------
Dividends and distributions to shareholders
   (Note 1)                                         (21,798,833)        (18,817,138)
                                             --------------------   ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                  3,980,580,744       3,676,378,022
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    21,374,486          18,433,584
   Cost of shares reacquired                     (4,023,684,617)     (3,798,533,694)
                                             --------------------   ---------------
Net increase (decrease) in net assets from
Fund share transactions                             (21,729,387)       (103,722,088)
                                             --------------------   ---------------
Total increase (decrease)                           (21,729,387)       (103,722,088)
NET ASSETS
Beginning of year                                   403,565,712         507,287,800
                                             --------------------   ---------------
End of year                                    $    381,836,325     $   403,565,712
                                             --------------------   ---------------
                                             --------------------   ---------------

    See Notes to Financial Statements                                     15

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements

Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund (the 'Fund') and the Liquid Assets Fund. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each fund in the
Trust is treated as a separate taxpaying entity. It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Net investment income for dividend purposes includes interest accrued or discount earned less amortization of premium and the estimated expenses applicable to the dividend period. The Fund does not expect to realize long-term capital gains or losses.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
    16

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements Cont'd.

PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Trust. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Trust bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .39% of the Fund's average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and
 .325% of the Fund's average daily net assets in excess of $2 billion.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .195% of the Fund's average daily net assets up to and including $1 billion, .169% of the next $500 million, .140% of the next $500 million and .114% of the Fund's average daily net assets in excess of $2 billion. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisory fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets of the shares, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('the Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the year ended September 30, 2000, the Fund incurred fees of approximately $247,000 for the services of PMFS. As of September 30, 2000, approximately $21,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
                                                                          17

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights

                                                                       Year
                                                                      Ended
                                                                September 30, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $   1.00
                                                                   ----------
Net investment income                                                    0.06
Dividends and distributions to shareholders                             (0.06)
                                                                   ----------
Net asset value, end of year                                         $   1.00
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a)                                                           5.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $381,836
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.68%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.58%
   Net investment income                                                 5.55%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    18                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights Cont'd.

              Year Ended September 30,
-----------------------------------------------------
  1999         1998         1997         1996
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
    0.05         0.05         0.05         0.05
   (0.05)       (0.05)       (0.05)       (0.05)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
     4.6%         5.2%         5.0%         5.0%
$403,566     $507,288     $702,003     $652,327
    0.68%        0.62%        0.65%        0.69%
    0.58%        0.52%        0.55%        0.59%
    4.56%        5.05%        4.89%        4.86%

    See Notes to Financial Statements                                     19

       Cash Accumulation Trust       National Money Market Fund
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Cash Accumulation Trust
National Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--National Money Market Fund (the 'Fund', one of the portfolios constituting Cash Accumulation Trust) at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The accompanying financial highlights for the year ended September 30, 1996 were audited by other independent accountants, whose opinion dated October 23, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 22, 2000
    20

Cash Accumulation Trust  National Money Market Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; but Is This Risk
Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

FOR MORE INFORMATION
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's web site at:
http://www.prudential.com

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Cusip Number  147541106
MF178E

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